Retail Installment Contract Receivables - Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
Change in RIC Discount on short-term and long-term RIC receivables	$ 128,624	$ 172,905	$ 247,500
Retail Installment Contracts
Financing Receivable, Allowance for Credit Loss [Line Items]
RIC Discount, beginning of period	34,163	36,048
Write-offs, net of recoveries	(21,392)	(26,360)
Change in RIC Discount on short-term and long-term RIC receivables	46,742	24,475
RIC Discount, end of period	$ 59,513	$ 34,163	$ 36,048